SCHEDULE OF REVENUE FROM SOURCES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Revenue	$ 420,635	$ 455,279
Others	1,627	2,251
Software Development Revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	190,702	191,090
Software Licensing Revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	203,187	210,751
Software Support Revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	14,109	27,275
Cloud Hosting Revenue [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 11,010	$ 23,912